SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Balance sheet items, except for equity accounts	$ 6.1439	$ 6.3086	$ 6.3585